Recently Issued or Adopted International Financial Reporting Standards	12 Months Ended
Dec. 31, 2018
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Recently Issued or Adopted International Financial Reporting Standards

4.	Recently Issued or Adopted International Financial Reporting Standards

Newly Adopted International Financial Reporting Standards

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, which supersedes existing revenue recognition guidance. Prior to the adoption of IFRS 15, revenue was recognized to the extent that it was probable that the economic benefits would flow to the Company and the revenue could be reliably measured. The standard requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. To achieve that core principle, an entity must identify the contract(s) with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the entity satisfies the performance obligation. IFRS 15 was effective for annual and interim reporting periods beginning on or after January 1, 2018 and should be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this update recognized at the date of initial application.

The Company adopted the new standard effective January 1, 2018, using the retrospective method, with the effect of initially applying this standard recognized at the beginning of the earliest period presented. The Company had two open contracts on the adoption date and has assessed these contracts under the new revenue standard. In addition, the Company elected to apply the practical expedient to not apply this guidance to contracts that were completed before the beginning of the earliest period presented, or January 1, 2016, and the practical expedients for contract modifications (assessing the contracts in combination with any modifications before January 1, 2016). Under the practical expedient, the Company excluded certain option and exclusivity agreements that expired in 2015 and 2014, respectively.

The adoption of IFRS 15 impacted the amortization of the Company’s upfront license payments under the collaboration and license agreement entered into with Incyte on December 20, 2016 (the “Incyte collaboration and license agreement”) and under the research and license agreement entered into with ONO on April 8, 2014 (the “ONO research and license agreement”). The Company previously recognized revenue from upfront license payments on a straight-line basis over the contractual term or the period of continuing managerial involvement, which was previously estimated to be 21 years for the Incyte collaboration and license agreement and 4.5 years for the ONO research and license agreement. Upon adoption of IFRS 15, the Company assessed the goods and services promised under the Incyte collaboration and license agreement and identified only one performance obligation to which the transaction price was allocated—a license to the Company’s proprietary technology combined with the joint steering committee (“JSC”) services during the research term. The transfer of the license and the JSC participation represented one combined performance obligation since they were not deemed distinct. As a result, under IFRS 15, revenue from upfront license payments under the Incyte collaboration and license agreement will be recognized as the Company satisfies the combined performance obligation, or over the nine-year research term, which is a period during which the Company has a present enforceable obligation to provide JSC services.

As a result of the adoption of IFRS 15, prior year financial statements have been restated. The impact of adopting IFRS 15 resulted in a decrease of approximately €8.7 million to deferred revenue with an offset to accumulated deficit, effective January 1, 2018.

The following financial statement line items have been shown to reflect the adjustments recognized for each individual line item in the Company’s respective consolidated financial statements for the period noted:

Consolidated Statement of Profit or Loss and Comprehensive Loss

	Year ended December 31, 2017 (As originally presented)	IFRS 15 Adoption	Year ended December 31, 2017 Restated
	(euros in thousands)
Revenue	13,600	8,315	21,915
Operating result	(43,617)	8,315	(35,302)
Total comprehensive loss for the period	(73,000)	8,315	(64,685)
Loss per share—basic and diluted	(3.80)	0.43	(3.37)

	Year ended December 31, 2016 (As originally presented)	IFRS 15 Adoption	Year ended December 31, 2016 Restated
	(euros in thousands)
Revenue	2,719	(209)	2,510
Operating result	(27,672)	(209)	(27,881)
Total comprehensive loss for the period	(47,220)	(209)	(47,429)
Loss per share—basic and diluted	(3.57)	(0.01)	(3.58)

Consolidated Statement of Financial Position

	December 31, 2017 (As originally presented)	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Accumulated loss	(167,480)	8,705	(158,775)
Deferred revenue, non-current	130,195	(17,644)	112,551
Deferred revenue	6,996	8,939	15,935

	December 31, 2016 (As originally presented)	IFRS 15 Adoption	December 31, 2016 Restated
	(euros in thousands)
Accumulated loss	(107,295)	390	(106,905)
Deferred revenue, non-current	30,206	(2,272)	27,934
Deferred revenue	1,610	1,882	3,492

Consolidated Statement of Cash Flows

	December 31, 2017 (As originally presented)	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Result after taxation	(73,089)	8,315	(64,774)
Changes in working capital:
Deferred revenue	(6,618)	(8,315)	(14,933)

	December 31, 2016 (As originally presented)	IFRS 15 Adoption	December 31, 2016 Restated
	(euros in thousands)
Result after taxation	(47,228)	(209)	(47,437)
Changes in working capital:
Deferred revenue	(223)	209	(14)

IFRS 9 Financial Instruments

IFRS 9, Financial Instruments (“IFRS 9”) replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities; derecognition of financial instruments; impairment of financial assets and hedge accounting. IFRS 9 also significantly amends other standards dealing with financial instruments such as IFRS 7, Financial Instruments: Disclosures. The Company assessed the classification and measurement of the financial instruments it held at the date of initial application of IFRS 9, or January 1, 2018, and has classified its financial instruments into the appropriate IFRS 9 categories. There were no changes to the carrying value of the Company’s financial instruments resulting from this reclassification and, accordingly, there was no impact to the Company’s opening accumulated deficit at January 1, 2018, as a result of the adoption of IFRS 9.

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (“ECL”) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at fair value recorded through other comprehensive loss, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39. Under IFRS 9, loss allowances are measured on either 12-month ECLs, which result from possible default events within the 12 months after the reporting date, or lifetime ECLs, which result from all possible default events over the expected life of a financial instrument.

The Company’s financial assets recorded at amortized cost consist of cash and cash equivalents, investments and trade and other receivables. These financial assets are considered to have a low credit risk and, as such, there was no impact to the Company’s opening accumulated deficit as a result of the change in impairment methodology.

Newly Issued International Financial Reporting Standards

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16, Leases. IFRS 16 established a right-of-use model that requires all lessees to recognize a right-of-use asset and a lease liability in their statement of financial position that arise from leases with a term that is greater than twelve months. The standard is effective for periods beginning on or after January 1, 2019.

The Company adopted IFRS 16 on January 1, 2019, using a modified retrospective transition approach applied to leases existing as of, or entered into after, January 1, 2019. The Company elected the practical expedients available under the transition guidance including, but not limited to, the recognition exemption for short-term and low-value leases.

The Company has reviewed its existing lease contracts and the impact of the new leasing standard on its consolidated statement of profit or loss and comprehensive loss, financial position and related disclosures. Although the Company is in the process of evaluating the full impact of IFRS 16 on its consolidated financial statements, it expects to recognize a lease liability and related right-of-use asset of approximately €3.0 million in its consolidated statement of financial position for its real estate leases existing as of January 1, 2019. This amount does not include the Cambridge, Massachusetts office lease, which was executed in March 2019 (see Note 22). The Company is still evaluating the impact of its non-real estate leases, but it is not expected to be material to the Company’s financial statements. The Company’s consolidated statement of profit or loss and comprehensive loss will reflect additional depreciation expense due to the right-of use assets, an increase in finance costs for effective interest expense on its lease liabilities and a decrease in rent expense. The Company also expects to expand its disclosures regarding the amounts, timing and uncertainties of cash flows related to its lease portfolio.

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”) clarifies how the recognition and measurement requirements of IAS 12, Income taxes, are applied where there is uncertainty over income tax treatments. An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the tax authority. Under IFRIC 23, the key test is whether it’s probable that the tax authority will accept the company’s chosen tax treatment allowing for the assumption that the tax authorities will have full knowledge of all relevant information in assessing a proposed tax treatment. IFRIC 23 applies for annual periods beginning on or after January 1, 2019, with early adoption permitted. The Company does not expect IFRIC 23 will have a material impact on the Company’s financial statements.